Deferred Payment Liability - Schedule of Deferred Payment Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Financial Liabilities [Roll Forward]
Deferred payment liability – host contract, beginning balance	$ 9,046
Deferred payment liability – conversion option, beginning balance	3,013
Total deferred payment liability, beginning balance	12,059	$ 0
Deferred Payment to the Yamana Group (Note 10)		10,000
Change in fair value of Conversion option	(1,425)	1,693
Finance costs	966	545
Interest paid	(300)	(179)
Deferred payment liability – host contract, ending balance	0	9,046
Deferred payment liability – conversion option, ending balance	0	3,013
Total deferred payment liability, ending balance	11,300	12,059
Debt host
Reconciliation of Financial Liabilities [Roll Forward]
Deferred payment liability – host contract, beginning balance	9,046	0
Deferred Payment to the Yamana Group (Note 10)		8,680
Change in fair value of Conversion option	0	0
Finance costs	966	545
Interest paid	(300)	(179)
Deferred payment liability – host contract, ending balance	$ 9,712	9,046
Effective interest rate	10.40%
Conversion option
Reconciliation of Financial Liabilities [Roll Forward]
Deferred payment liability – conversion option, beginning balance	$ 3,013	0
Deferred Payment to the Yamana Group (Note 10)		1,320
Change in fair value of Conversion option	(1,425)	1,693
Finance costs	0	0
Interest paid	0	0
Deferred payment liability – conversion option, ending balance	$ 1,588	$ 3,013